Developed and Undeveloped Acreage (Including Both Leases and Concessions) Held (Detail) a in Thousands	Jun. 30, 2018 a
Gas and oil acreage [Line Items]
Developed acreage, Gross	3,464
Developed acreage, Net	1,556
Undeveloped acreage, Gross	8,668
Undeveloped acreage, Net	6,027
Australia [member]
Gas and oil acreage [Line Items]
Developed acreage, Gross	2,152
Developed acreage, Net	823
Undeveloped acreage, Gross	4,326
Undeveloped acreage, Net	2,605
United States [member]
Gas and oil acreage [Line Items]
Developed acreage, Gross	1,137
Developed acreage, Net	669
Undeveloped acreage, Gross	1,313
Undeveloped acreage, Net	1,085
Other countries [member]
Gas and oil acreage [Line Items]
Developed acreage, Gross	175
Developed acreage, Net	64
Undeveloped acreage, Gross	3,029
Undeveloped acreage, Net	2,337